Senior Secured Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Senior Secured Convertible Notes

Note 7. Senior Secured Notes

On May 4, 2015 (the “Closing Date”), the Company entered into a securities purchase agreement with certain Investors in a registered direct offering of $12,500 of Notes and May 2015 Warrants to purchase 537,500 shares of the Company’s common stock (after giving effect to the Reverse Stock Split). On the Closing Date, the Company issued the Notes, which were convertible into shares of the Company’s common stock at $10.00 per share, had 8% interest and matured in 21 months from the date of issuance, unless earlier converted. In addition, the Company issued the May 2015 Warrants to purchase shares of the Company’s common stock, which were exercisable at $10.00 per share for a period of five years, beginning on November 4, 2015. In connection with the issuance of the Notes and the May 2015 Warrants, the Company received net cash proceeds of $12,425. The Company also incurred third party costs directly associated with the issuance of Notes of $218, which were capitalized as debt issuance costs and reported as a reduction in senior secured notes, and are amortized over the term of the Note. The Company’s obligations under the outstanding Notes are secured by a first priority perfected security interest in substantially all of the Company’s U.S. assets. In addition, stock of certain subsidiaries of the Company were pledged. The outstanding Notes contain customary events of default, as well as covenants which include restrictions on the assumption of new debt by the Company. As of June 30, 2016, all covenants were met and there were no events of default.
As of December 31, 2015, total outstanding principal was $4,206. Between January 1, 2016 and March 9, 2016, the Company made two principal payments in the aggregate amount of $1,190. The Company elected to make these principal payments in shares of the Company’s common stock, which are issued at a 15% discount to the market price data. As such, the Company issued 1,032,332 shares in lieu of principal payments and recorded $210 as extinguishment of debt expense in the condensed consolidated statements of operations.
On March 9, 2016, the Company and the Investors entered into the Exchange Note Agreement. Pursuant to the Exchange Note Agreement, the Company issued to the Investors an aggregate of 703,644 shares of its common stock in exchange for the reduction of $1,267 of the outstanding aggregate principal amount of the Notes and $49 of accrued interest. As a result, the outstanding aggregate principal amount under the Notes was reduced from $3,016 to $1,749 as of March 9, 2016.
In addition, on March 9, 2016, the Company, with the consent of each of the Investors, agreed to amend the Notes. Pursuant to the Amended Notes and the Indenture dated May 4, 2015, as supplemented by a First Supplemental Indenture dated May 4, 2015 and further supplemented by the Second Supplemental Indenture dated March 9, 2016: (i) the Amended Notes are no longer convertible into shares of the Company’s common stock and will be payable by the Company on the Maturity Date in cash only, (ii) the Maturity Date of the Amended Notes will extend to June 30, 2017, (iii) the Company will discontinue the payment of principal prior to the Maturity Date (subject to certain exceptions), (iv) the interest rate increased from 8% to 10% per annum and will accrue on the outstanding aggregate principal amount of the Amended Notes, payable monthly, and (v) the Company will pay to the Investors on the Maturity Date 102% of the outstanding aggregate principal amount of the Amended Notes. The Company also agreed to maintain a cash balance (including cash equivalents) of not less than $2,900.
In addition, the Company agreed to reduce the exercise price of the May 2015 Warrants from $10.00 to $3.00 per share and the parties also agreed to remove from the May 2015 Warrants certain anti-dilution features. Other terms of the May 2015 Warrants remained the same. Furthermore, in connection with the Amended Notes, the Company paid a restructuring fee of $50 to the Investors.
The Company has concluded that the Exchange Note Agreement does not constitute a troubled debt restructuring as it has not experienced financial difficulty. Furthermore, since the Investors remained the same before and after the Exchange Note Agreement, the Company has made a quantitative test, in order to determine whether the Amended Notes are substantially different from the original Notes.
Based on the accounting analysis performed and considering various scenarios for the cash flow test, the Company concluded that the Amended Notes were not substantially different from the original Notes and, as such, accounted for the Exchange Note Agreement as a modification:
•
No gain or loss is recorded and a new effective interest rate is established based on the carrying value of the Notes and the revised cash flows of the Notes. Immediately before the Exchange Note Agreement, the fair value of the conversion option of the Notes was $10.00 per share.

•
The change in the fair value of the May 2015 Warrants is capitalized similar to certain debt issuance costs. The fair value of the May 2015 Warrants increased by $281 as a result of the reduction of the exercise price from $10.00 to $3.00. Other terms of the May 2015 Warrants remain the same and continue to be recorded as derivative warrant liabilities. The capitalized amount of $281, along with any existing unamortized debt discount or premium, is amortized to interest expense over the remaining term of the Notes.

•
Pursuant to the Exchange Note Agreement, on March 9, 2016, 703,644 shares were issued in exchange for the reduction of $1,267 of the outstanding principal amount and $49 of accrued interest and are also considered a noncash consideration. The fair value of the shares issued was $1,499. As such, the Company capitalized the fair value difference of $183 similar to certain debt issuance costs, which is amortized to interest expense over the remaining term of the Notes.

•
The original transactions cost as of March 9, 2016, in the amount of $49, continue to be deferred. New transaction costs paid to the Investors, in the amount of $50, are capitalized and recorded as an offset to the debt. New transaction costs, in the amount of $65, paid to third parties are recognized as an expense and are included in general and administrative expense.

The table below summarizes changes in the book value of the Notes from December 31, 2015 to June 30, 2016:

Book value as of December 31, 2015 (net of unamortized portion of debt issuance costs of $73)	$3,111
Debt repayments in January and February 2016	(1,190)
Amortization of debt discount and debt issuance costs, included in interest expense	356
Book value of Notes before the Exchange Note Agreement on March 9, 2016	2,277
Fair value of the considerations provided to the Investors, including:
Increase in fair value of May 2015 Warrants due to reduced exercise price	281
Repayment of Notes in shares of common stock	1,267
Repayment of $1,267 of Notes in shares of common stock at a discount to the market	183
Restructuring fee paid to the Investors	50
Total fair value of the considerations provided to the Investors	1,781
Book value of Amended Notes after the Exchange Note Agreement on March 9, 2016	496
Amortization of debt discount and debt issuance costs, included in interest expense	304
Book value of Amended Notes as of June 30, 2016	$800
On July 1, 2016, the Company prepaid in full its Amended Notes that were due on June 30, 2017. As required by the terms of the Amended Notes, notice of prepayment was delivered to the Investors on June 30, 2016. The Company repaid the Amended Notes in full, including repayment of the principal and accrued interest as well as an additional 15% for early repayment. The Company used an aggregate of $2,011 of cash on hand for repayment of the Amended Notes. As a result of the repayment in full of the Amended Notes, all liens on the Company’s assets, including its intellectual property, were released by the Investors.

Note 9. Senior Secured Convertible Notes

On May 4, 2015 (the “Closing Date”), the Company entered into a securities purchase agreement with certain institutional investors in a registered direct offering of $12,500 of Senior Secured Convertible Notes (the “Notes”) and warrants to purchase 537,500 shares of the Company’s common stock (after giving effect to the Reverse Stock Split). On the Closing Date, the Company issued the Notes, which are convertible into shares of the Company’s common stock at $10.00 per share, bear 8% interest and mature in 21 months from the date of issuance, unless earlier converted. In addition, the Company issued 537,500 warrants to purchase shares of the Company’s common stock, which are exercisable at $10.00 per share for a period of five years, beginning on November 4, 2015. In connection with the issuance of the Notes and the warrants, the Company received net cash proceeds of $12,425. The Company also incurred third party costs directly associated with the issuance of Notes of $218, which are capitalized as debt issuance costs and included in other current assets, and are amortized over the term of the Note. The Company’s obligations under the outstanding Notes are secured by a first priority perfected security interest in substantially all of the Company’s U.S. assets. In addition, stock of certain subsidiaries of the Company has been pledged. The outstanding Notes contain customary events of default, as well as covenants which include restrictions on the assumption of new debt by the Company. As of December 31, 2015, all covenants were met and there were no events of default.
The principal amount of the outstanding Notes is being repaid monthly, and the Company may make such payments and related interest payments in cash or, subject to certain conditions, in registered shares of the Company’s common stock, at its election. On each of the principal installment dates, the Company’s scheduled principal amortization payment is an amount equal to $595. If the Company chooses to repay the Notes in shares of its common stock, the shares are issued at a 15% discount, based on the then-current market price data of the Company’s common stock. The Company may also repay the Notes in advance of the maturity schedule subject to early repayment penalties. The holders of the Notes may accelerate up to six principal installment payments on each of the principal installment dates. The Company may choose to settle such amounts in cash or shares issued at a 15% discount, based on the then-current market price data of the Company’s common stock. Further, the Notes contain provisions that under certain events of default, as defined in the agreement, the amount owed could increase by amounts ranging from 115% to 120% of the face value depending on when the event occurred, and additionally, the interest rates would increase to 16.5% per annum upon the occurrence and continuance of an event of default. In addition, the Company may choose to repay the Notes early at a premium ranging from 115% to 120% of the face value depending on when the election is made.
The 8% interest is paid quarterly, beginning July 1, 2015, and the Company may make such payments in cash or registered shares of the Company’s common stock, at its election. If the Company chooses to repay the Notes in shares of its common stock, the shares for the payment of interest are issued at the then-current market price of the Company’s common stock.
Upon issuance of the Notes on May 4, 2015, the Company recorded the following:

Net cash proceeds from the Notes ($12,500 less investors issuance costs of $75)	$12,425
Debt discount:
May 2015 Warrants	1,717
Conversion feature	1,244
Total Debt discount attributed to Warrants and Conversion feature	2,961
Net Total – May 4, 2015	9,464
Debt discount amortization	2,014
Debt repayments	(8,294)
Net Total – December 31, 2015 (presented as short-term)	$3,184

The debt discount is attributable to the value of the separately accounted for conversion feature and May 2015 Warrants issued in connection with the financing. The embedded conversion feature derivatives relate to the conversion option, redemption in case of an event of default, and redemption in the case of a change in control features of the Notes. The embedded derivatives were evaluated under FASB ASC Topic 815-15, were bifurcated from the debt host, and were classified as liabilities in the consolidated balance sheet. The debt discount is amortized using the effective interest method over the term of the Notes. For the year ended December 31, 2015, the Company recorded a total of $2,014 of debt discount amortization, which was recorded as an interest expense in the consolidated statement of operations. In addition, for the year ended December 31, 2015, the Company recorded $145 of amortization of debt issuance costs included in interest expense and recorded an interest accrual of $96 included in accounts payable, accrued expenses and other current liabilities as of December 31, 2015.
During August 2015, the holders of the Notes accelerated six principal installments in exchange for common stock as permitted under the securities purchase agreement. The debt is now expected to mature in July 2016.
During the year ended December 31, 2015, the Company made principal payments in the aggregate amount of $8,294. The Company elected to make a total of $595 of these principal payments in cash and the remaining $7,699 of principal payments in shares of the Company’s common stock, which are issued at a 15% discount to the then current market price. As such, the Company issued 2,070,000 shares (after giving effect to the Reverse Stock Split) in lieu of principal payments and interest payments for the year ended December 31, 2015, and recorded $1,373 extinguishment of debt expense on the consolidated statement of operations for the year ended December 31, 2015.